Document and Entity Information	Jul. 22, 2022
Cover [Abstract]
Entity Registrant Name	Autoliv, Inc.
Amendment Flag	false
Entity Central Index Key	0001034670
Document Type	8-K
Document Period End Date	Jul. 22, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-12933
Entity Tax Identification Number	51-0378542
Entity Address, Address Line One	Klarabergsviadukten 70, Section B
Entity Address, Address Line Two	7th Floor
Entity Address, Address Line Three	Box 70381
Entity Address, City or Town	Stockholm
Entity Address, Country	SE
Entity Address, Postal Zip Code	SE-107 24
City Area Code	+46 8
Local Phone Number	587 206 00
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (par value $1.00 per share)
Trading Symbol	ALV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false